Financial Assets at Fair Value - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Currency translation differences	¥ 552	¥ (143)	¥ 42
At end of the year	3,331
Equity Investments in Unlisted Securities
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Reclassification from available-for-sale financial assets (note)	3,730
Fair value change	(675)
Currency translation differences	276
At end of the year	¥ 3,331